Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 13 - RESEARCH AND DEVELOPMENT EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Payroll and related benefits (including share-based compensation)	3,748	2,273	1,730
Raw materials subcontracted work and consulting	1,440	1,058	866
Others	689	478	405
	5,877	3,809	3,001